Equity (Narrative) (Details)		1 Months Ended
	Feb. 11, 2025 Share $ / shares	May 25, 2025 Share $ / shares
Black And Scholes Model [Member]
Disclosure of classes of share capital [line items]
Contractual period of warrants		1 year 4 months 28 days
Expected volatility		61.20%
Risk-free interest rate		3.86%
Expected dividend yield		0.00%
Series A warrants [Member]
Disclosure of classes of share capital [line items]
Warrants were exercised		50,000
Warrant exercise price | $ / shares		$ 13.475
Restricted Shares Units [Member]
Disclosure of classes of share capital [line items]
Number of restricted share units granted	2,907
Employees, officers, board members | Share Options [Member]
Disclosure of classes of share capital [line items]
Number of options granted	242,550
Exercise price per share | $ / shares	$ 18.54
Employees, officers, board members | Restricted Shares Units [Member]
Disclosure of classes of share capital [line items]
Number of restricted share units granted	21,950
Vesting period of share options	1 to 4